Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			$ 847
Additions			115
Transfer
Amortization	$ (88)	$ (115)	(212)	$ (272)
Balance at September 30, 2025	750		750
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			1,910
Balance at September 30, 2025	2,025		2,025
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			(1,063)
Balance at September 30, 2025	(1,275)		(1,275)
Data library [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			519
Additions
Transfer			370
Amortization			(212)
Balance at September 30, 2025	677		677
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			1,582
Balance at September 30, 2025	1,952		1,952
Data library [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			(1,063)
Balance at September 30, 2025	(1,275)		(1,275)
Data library not yet available for use [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			328
Additions			115
Transfer			(370)
Amortization
Balance at September 30, 2025	73		73
Data library not yet available for use [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024			328
Balance at September 30, 2025	73		73
Data library not yet available for use [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Balance at September 30, 2025